Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2018
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000076721
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2018
Prospectus Date	rr_ProspectusDate	Jun. 26, 2018
PAX GLOBAL OPPORTUNITIES FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pax Global Opportunities Fund (the "Global Opportunities Fund") Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Opportunities Fund's investment objective is to seek long term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy.
Expense [Heading]	rr_ExpenseHeading	Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Global Opportunities Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Global Opportunities Fund's performance. Because the Global Opportunities Fund is a newly-formed fund that has yet to commence operations, no prior fiscal year turnover rate is available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on annualized estimated amounts for the first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Opportunities Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Investor Class shares of the Global Opportunities Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Opportunities Fund's operating expenses remain the same throughout those periods. The amounts shown reflect annualized expenses net of the contractual reimbursement noted in the Annual Fund Operating Expenses table. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Opportunities Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Global Opportunities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy – the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The Fund's investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Opportunities Fund will normally have investments in a minimum of three countries other than the United States.

The Global Opportunities Fund's Sub-Adviser selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Opportunities Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Opportunities Fund may utilize derivatives for hedging and for investment purposes.

It is possible that, as a result of its investment strategies, the portfolio turnover rate of the Fund may be significant. Portfolio turnover is not a principal consideration in investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

The Global Opportunities Fund seeks to invest in companies with sustainable competitive advantages, track records of consistent returns on investment, and where the Fund's Sub-Adviser believes a company's attractive, bottom-up financial characteristics and long-term opportunities are not reflected in its share price. In addition, as a result of the Fund's investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

•	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•	Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•	Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

•	Turnover Risk Frequent changes in the securities held by the Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•	Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•	Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•	Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Global Opportunities Fund.

The foregoing descriptions are only summaries. Please see "About the Fund—Principal Risks" on page 10 for more detailed descriptions of the foregoing risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Global Opportunities Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Global Opportunities Fund is a newly-formed fund that has yet to commence operations, no performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Global Opportunities Fund is a newly-formed fund that has yet to commence operations, no performance information is available.
PAX GLOBAL OPPORTUNITIES FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXGOX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%
One Year	rr_ExpenseExampleYear01	$ 100
Three Years	rr_ExpenseExampleYear03	$ 312
PAX GLOBAL OPPORTUNITIES FUND | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAXGX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%
One Year	rr_ExpenseExampleYear01	$ 125
Three Years	rr_ExpenseExampleYear03	$ 390

[1]	"Other Expenses" are based on annualized estimated amounts for the first fiscal year.
[2]	The Global Opportunities Fund's investment adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and Acquired Fund Fees and Expenses, if any) allocable to Institutional Class and Investor Class shares of the Global Opportunities Fund to the extent such expenses exceed 0.98% and 1.23% of the average daily net assets of Institutional Class and Investor Class shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2021.